Unaudited Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Sep. 30, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 455,030	$ 775,334
Accounts receivable, net	617,071	2,201,006
Contract assets	99,159	34,063
Inventories	37,345	73,861
Prepayments and other current assets	4,451,168	9,647,889
TOTAL CURRENT ASSETS	5,663,479	12,732,153
NON-CURRENT ASSETS:
Property and equipment, net	1,629,637	1,629,185
Intangible assets, net	761,185	781,498
Long-term investments	4,565,808	4,565,808
Goodwill	4,085,668	3,958,834
Operating lease right-of-use assets, net	272,206	288,222
TOTAL NON-CURRENT ASSETS	11,314,504	11,223,547
TOTAL ASSETS	16,977,983	23,955,700
CURRENT LIABILITIES:
Short-term bank loan	434,909	421,408
Long-term bank loans - current portion	188,460	182,610
Accounts payable	674,977	2,979,609
Deferred revenue	1,026,850	4,521,682
Refund liabilities	30,783	81,554
Operating lease liabilities-current	80,778	72,709
Taxes payable	1,401,319	1,318,237
Loan from third parties	214,220	188,914
Accrued expenses and liabilities	1,481,137	861,203
TOTAL CURRENT LIABILITIES	5,533,433	10,627,926
NON-CURRENT LIABILITIES:
Operating lease liabilities-non-current	162,132	185,078
Long-term bank loans	2,942,882	2,921,759
Long-term loan from a third party	97,176	103,121
Deferred tax liabilities	226,704	230,469
TOTAL NON-CURRENT LIABILITIES	4,139,924	4,499,245
TOTAL LIABILITIES	9,673,357	15,127,171
COMMITMENTS AND CONTINGENCIES (NOTE 12)
EQUITY:
Ordinary shares, value
Additional paid in capital	34,189,250	32,340,418
Statutory reserves	948,101	948,101
Accumulated deficit	(27,262,423)	(23,570,155)
Accumulated other comprehensive loss	(620,446)	(482,659)
TOTAL SHAREHOLDERS’ EQUITY	7,304,626	9,279,349
Non-controlling interests		(450,820)
TOTAL EQUITY	7,304,626	8,828,529
TOTAL LIABILITIES AND EQUITY	16,977,983	23,955,700
Class A Ordinary Shares
EQUITY:
Ordinary shares, value	48,129	41,629
Class B Ordinary Shares
EQUITY:
Ordinary shares, value	2,015	2,015
Related Party
CURRENT ASSETS:
Accounts receivable-related party	3,706
NON-CURRENT LIABILITIES:
Due to a related party	$ 711,030	$ 1,058,818